Inventories	6 Months Ended
Mar. 31, 2025
Disclosure Of Inventories [Abstract]
Inventories

8. INVENTORIES

	March 31, 2025	September 30, 2024
Raw materials	72,103	61,693
Work in progress	61,225	49,398
Finished goods	566,496	513,716
Inventories	699,824	624,807

During the three and six months ended March 31, 2025, inventories of €163.2 million and €231.2 million, respectively, were recognized as an expense in Cost of sales. During the three and six months ended March 31, 2024, €126.4 million and €181.3 million, respectively, were recognized as an expense in Cost of sales.

As part of the Cost of sales, write-downs of inventories during the three and six months ended March 31, 2025 amounted to €5.8 million and €8.8 million, respectively. During the three and six months ended March 31, 2024, write-downs of inventories amounted to €2.9 million and €5.6 million, respectively.